File No. 33-45920






             SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549-1004


                       POST-EFFECTIVE
                       AMENDMENT NO. 5

                             TO

                          FORM S-6

For Registration Under the Securities Act of 1933 of
Securities of Unit Investment Trusts Registered on Form N-8B-2


     THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 26
                    (Exact Name of Trust)


                    NIKE SECURITIES L.P.
                  (Exact Name of Depositor)


                    1001 Warrenville Road
                   Lisle, Illinois  60532


    (Complete address of Depositor's principal executive offices)



          NIKE SECURITIES L.P.     CHAPMAN AND CUTLER
          Attn:  James A. Bowen    Attn:  Eric F. Fess
          1001 Warrenville Road    111 West Monroe Street
          Lisle, Illinois  60532   Chicago, Illinois  60603


      (Name and complete address of agents for service)


It is proposed that this filing will become effective (check appropriate box)

: x :  May 30, 1997

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the issuer has registered an indefinite amount of securities. A
24f-2 Notice for the offering was last filed on March 13, 1997.


            CONTENTS OF POST-EFFECTIVE AMENDMENT
                  OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures






                THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust Special Situations Trust, Series 29 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.






                             S-1




                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Special Situations Trust, Series 26, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 30, 1997.

                         THE FIRST TRUST SPECIAL SITUATIONS
                           TRUST, SERIES 26
                                                             (Registrant)
                         By      NIKE SECURITIES L.P.
                                                              (Depositor)


                         By        Carlos E. Nardo
                                   Senior Vice President


     Pursuant  to  the  requirements of  the  Securities  Act  of
1933,    this    Post-Effective   Amendment    of    Registration
Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen  Sole Director of       )
                      Nike Securities        )
                     Corporation, the        )
                      General Partner        ) May 30, 1997
                  of Nike Securities L.P.    )
                                             )
                                             )
                                             )Carlos E. Nardo
                                             )Attorney-in-Fact**


*The title of the person named herein represents his capacity  in
     and    relationship   to   Nike   Securities    L.P.,    the
     Depositor.

**An executed copy of the related power of attorney was filed  wi th the Securities and Exchange Commission in connection with Amendment No. 1 to Form S-6 of The First Trust Special Situations Trust, Series 18 (File No. 33-42683)
     and   the  same  is  hereby  incorporated  herein  by   this
     reference.

                             S-2

               CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Experts" and to the use of our report dated May 2, 1997 in this Post-Effective Amendment to the registration Statement and related Prospectus of The First Trust Special Situations Trust dated May 23, 1997.



                                                ERNST & YOUNG

Chicago, Illinois
May 22, 1997